Debt - Debt and Average Interest Rates on Debt Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Commercial Paper	Dec. 31, 2011 Commercial Paper	Dec. 31, 2012 Revolving credit facilities	Dec. 31, 2011 Revolving credit facilities	Nov. 30, 2012 Senior Notes One Point Three Five Zero Percent Due Twenty Fifteen	Dec. 31, 2012 Senior Notes One Point Three Five Zero Percent Due Twenty Fifteen Fixed Rate	Sep. 29, 2012 Notes One Point Eight Seven Five Percent Due Twenty Seventeen	Dec. 31, 2012 Notes One Point Eight Seven Five Percent Due Twenty Seventeen Fixed Rate	Nov. 30, 2012 Senior Notes Two Point Six Five Zero Percent Due Twenty Nineteen	Dec. 31, 2012 Senior Notes Two Point Six Five Zero Percent Due Twenty Nineteen Fixed Rate	Dec. 31, 2012 Senior Notes, 5.00 Percent Due 2021	May 31, 2011 Senior Notes, 5.00 Percent Due 2021	Dec. 31, 2012 Senior Notes, 5.00 Percent Due 2021 Fixed Rate	Dec. 31, 2011 Senior Notes, 5.00 Percent Due 2021 Fixed Rate	Sep. 29, 2012 Senior Notes Three Point One Five Zero Percent Due Twenty Twenty Two	Dec. 31, 2012 Senior Notes Three Point One Five Zero Percent Due Twenty Twenty Two Fixed Rate	Dec. 31, 2011 Senior Notes Fixed Rate	Dec. 31, 2011 Senior Notes Floating Rate	Dec. 31, 2012 Debt, Other	Dec. 31, 2011 Debt, Other	Dec. 31, 2012 Debt, Other Maximum	Dec. 31, 2012 Debt, Other Fixed Rate Minimum	Dec. 31, 2012 Capital Lease Obligations	Dec. 31, 2011 Capital Lease Obligations	Dec. 31, 2012 Capital Lease Obligations Minimum	Dec. 31, 2012 Capital Lease Obligations Maximum
Debt Disclosure [Line Items]
Debt, average interest rate			0.664%					1.35%		1.875%		2.65%			5.00%			3.15%			0.562%				4.313%
Maturity (Year)			2017		2017		2015	2015	2017	2017	2019	2019	2021	2021	2021		2022	2022					2030	2014			2015	2025
Contractual debt obligations	$ 2,457,374	$ 1,309,087	$ 424,684	$ 3,497		$ 168,500		$ 350,000		$ 350,000		$ 250,000			$ 500,000	$ 500,000		$ 550,000	$ 400,000	$ 205,000	$ 8,880	$ 16,302			$ 23,810	$ 15,788
Less: Current maturities and short-term borrowings	(3,096)	(4,862)
Long-term debt	$ 2,454,278	$ 1,304,225